Schedule of other receivables (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Receivables [Abstract]
Sales, goods and services taxes receivables		$ 181,706	$ 193,226
Refund receivable	[1]	100,000	100,000
Employee advances and others		24,512	8,580
Receivables from a factoring company	[2]		169,465
Other receivables		$ 306,218	$ 471,271

[1]	A US$100,000 deposit paid for a proposed acquisition that is no longer proceeding and is expected to be recovered following the favorable court outcome.
[2]	These receivables represent pledged accounts receivable received by the factoring company from the Company’s customers pending to be repaid to the Company with $143,761 are pledged accounts receivable (see Note 3) associated with the secured borrowings – recourse factoring liabilities (see Note 8).